Condensed Financial Information of Registrant (Parent Company Only) (Tables)	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheet	Forgent Intermediate LLC (Parent Company Only) Consolidated Balance Sheets (In thousands)

	June 30,
	2024	2025
Assets
Investments in subsidiaries	$517,950	$374,534

Member’s Equity	$517,950	$374,534

Schedule of Consolidated Statement of Operations
Forgent Intermediate LLC
(Parent Company Only)
Consolidated Statement of Operations
(In thousands
)

	Period from Inception to June 30, 2024	For the Year Ended June 30, 2025
Equity in net (loss) income of subsidiaries
Net (loss) income	$(17,821)	$15,196